Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, value at Dec. 31, 2022	$ 5	$ 2,164	$ 16,552,256	$ (17,854,837)	$ (1,300,412)
Balance, shares at Dec. 31, 2022	50,000	2,164,312
Shares issued for services		$ 34	202,968		$ 203,002
Shares issued for services, shares		34,102			34,102
Shares issued for warrant exercise		$ 39	223,961		$ 224,000
Shares issued for warrant exercise, shares		39,298
Net loss				(2,384,802)	(2,384,802)
Shares issued for cashless warrant exercise		$ 11	(11)
Shares issued for cashless warrant exercise, shares		11,200
Conversion of preferred stock to common stock	$ (5)	$ 7	(2)
Conversion of preferred stock to common stock, shares	(50,000)	6,667
Shares issued for note modification		$ 11	168,845		168,856
Shares issued for note modification, shares		11,090
Shares issued with notes		$ 9	72,454		72,463
Shares issued with notes, shares		8,698
Balance, value at Dec. 31, 2023		$ 2,275	17,220,471	(20,239,639)	(3,016,893)
Balance, shares at Dec. 31, 2023		2,275,367
Shares issued for services			1,566		1,566
Shares issued for services, shares		333
Shares issued for warrant exercise		$ 47	5,335		5,382
Shares issued for warrant exercise, shares		47,450
Net loss				(863,883)	(863,883)
Shares issued for note modification, shares		47,450
Balance, value at Mar. 31, 2024		$ 2,322	17,227,372	(21,103,522)	(3,873,828)
Balance, shares at Mar. 31, 2024		2,323,150
Balance, value at Dec. 31, 2023		$ 2,275	17,220,471	(20,239,639)	(3,016,893)
Balance, shares at Dec. 31, 2023		2,275,367
Shares issued for services		$ 35	53,250		53,285
Shares issued for services, shares		35,444
Net loss				(4,306,918)	(4,306,918)
Share-based compensation			14,301		$ 14,301
Shares issued for cashless warrant exercise, shares
Shares issued for note modification		$ 276	449,384		$ 449,660
Shares issued for note modification, shares		276,171
Balance, value at Dec. 31, 2024		$ 2,586	17,737,406	(24,546,557)	(6,806,565)
Balance, shares at Dec. 31, 2024		2,586,982
Net loss				(403,639)	(403,639)
Share-based compensation			55,959		$ 55,959
Shares issued for cashless warrant exercise, shares
Balance, value at Mar. 31, 2025		$ 2,586	$ 17,793,365	$ (24,950,196)	$ (7,154,245)
Balance, shares at Mar. 31, 2025		2,586,982